                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: ______
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Roark, Rearden & Hamot Capital Management, LLC*
Address: 420 Boylston Street
         Boston, MA 02116

Form13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Seth W. Hamot
Title: Managing member of Roark, Rearden &
       Hamot Capital Management, LLC, the
       management company to Costa Brava
       Partnership III L.P.
Phone: (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot         Boston, MA                February 14, 2006
------------------------  ------------------------  ------------------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  3
Form 13F Information Table Entry Total:            36
Form 13F Information Table Value Total:   $   108,353
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      Form 13F File Number      Name

         1        28-_________________      Costa Brava Partnership III L.P.
         2        28-_________________      Roark, Rearden & Hamot, LLC
         3        28-_________________      Seth W. Hamot

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                       Costa Brava Partnership III L.P.
                   Form 13F Information Table as of 12/31/05

          -
-                                                      Market
-                       Title of            SH/ PRN  Value Long Investment  Other     Voting Authority
Description               Class    Cusip     Amount    x1000    Discretion Managers   Sole    Shares None
-----------           ---------- --------- --------- ---------- ---------- -------- --------- ------ ----
AMERICAN PHYSICIANS
  SVC GROU             COM       028882108    61,100      807      Sole                61,100
ARADIGM CORP           COM       038505103   197,224      144      Sole               197,224
BRADLEY
  PHARMACEUTICALS
  INC                  COM       104576103 1,441,300   13,692      Sole             1,441,300
CAVALIER HOMES INC     COM       149507105   395,150    2,549      Sole               395,150
CF INDS HLDGS INC      COM       125269100   300,000    4,575      Sole               300,000
CITADEL SEC
  SOFTWARE INC         COM       17288Q109   287,840       89      Sole               287,840
CROSSROADS SYS INC.    COM       22765D100   347,347      299      Sole               347,347
CUTTER & BUCK INC      COM       232217109   146,494    1,636      Sole               146,494
DIXIE GROUP INC        CL A      255519100    96,558    1,331      Sole                96,558
EDUCATIONAL VIDEO
  CONFERENCE           COM       26926P100   150,588      241      Sole               150,588
EMERSON RADIO CORP     COM NEW   291087203   977,000    2,990      Sole               977,000
GENE LOGIC INC         COM       368689105   105,805      354      Sole               105,805
GLOBAL-TECH
  APPLIANCES INC       ORD       G39320109   594,500    2,235      Sole               594,500
HIGHWAY HLDGS LTD      ORD       G4481U106   252,988      804      Sole               252,988
ICO INC NEW            COM       449293109   442,525    1,429      Sole               442,525
INTERTAPE POLYMER
  GROUP INC            COM       460919103    14,800      133      Sole                14,800
MESA AIR GROUP INC     COM       590479101   517,201    5,410      Sole               517,201
MIVA INC.              COM       55311R108   334,926    1,658      Sole               334,926
OCWEN FINL CORP        COM       675746101   999,900    8,699      Sole               999,900
OMNIVISION
  TECHNOLOGIES INC     COM       682128103    97,442    1,945      Sole                97,442
OPTIMAL GROUP INC      CL A NEW  68388R208   750,000   15,195      Sole               750,000
PECO II INC            COM       705221109   359,347      643      Sole               359,347
PROLIANCE INTL INC     COM       74340R104    50,000      265      Sole                50,000
QLT INC                COM       746927102   575,000    3,657      Sole               575,000
QUANTA CAPITAL
  HLDINGS LTD          SHS       G7313F106   450,951    2,300      Sole               450,951
RYERSON TULL INC NEW   COM       78375P107   226,700    5,513      Sole               226,700
SYSTEMAX INC           COM       871851101   427,400    2,667      Sole               427,400
TECHTEAM GLOBAL INC    COM       878311109   873,943    8,783      Sole               873,943
TITAN INTL INC ILL     COM       88830M102    85,000    1,466      Sole                85,000
TRANSCEND SERVICES
  INC                  COM NEW   893929208   128,261      289      Sole               128,261
UNIFI INC              COM       904677101 1,429,100    4,344      Sole             1,429,100
UNITED CAPITAL CORP    COM       909912107    73,400    1,811      Sole                73,400
US XPRESS ENTERPRISES
  INC                  CL A      90338N103   152,307    2,646      Sole               152,307
UNIVERSAL
  STAINLESS & ALLOY    COM       913837100   197,129    2,957      Sole               197,129
VESTA INS GROUP INC    COM       925391104 1,745,900    1,746      Sole             1,745,900
WELLMAN INC.           COM       949702104   450,000    3,051      Sole               450,000
                                 Total:               108,353